Condensed Interim Unaudited Statements of Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Diluted net loss per share	$ (0.37)	$ (0.55)
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	16,773,806	11,868,798